Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	911,064	1,412,772	2,991,778
Exercised	(155,342)	(479,788)	(1,579,006)
Forfeited		(21,920)
Transferred to 2024 Share Incentive Plan	(755,722)
Number of options outstanding ending balance	0	911,064	1,412,772
Number of options Vested and expected to vest		911,064	1,412,772
Number of options exercisable		911,064	1,412,772
Number of options non vested		0	0
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0.2	$ 0.22	$ 0.22
Weighted-average exercise price options Vested and expected to vest | $ / shares		0.2	0.22
Weighted-average exercise price options exercised | $ / shares	0.24	0.25	0.23
Weighted-average exercise price options forfeited | $ / shares		0.27
Weighted-average exercise price options transferred to 2024 share incentive plan | $ / shares	$ 0.19
Weighted-average exercise price options outstanding ending balance | $ / shares		0.2	0.22
Weighted-average exercise price options exercisable | $ / shares		$ 0.2	$ 0.22
Weighted-average grant date fair value options outstanding beginning balance | $	$ 1.95	$ 1.93	$ 1.94
Weighted-average grant date fair value options exercised | $	1.91	1.9	1.94
Weighted-average grant date fair value options forfeited | $		1.93
Weighted-average grant date fair value options outstanding ending balance | $		1.95	1.93
Weighted-average grant date fair value options vested and expected to vest | $		1.95	1.93
Weighted-average grant date fair value options exercisable | $		$ 1.95	$ 1.93
Weighted-average grant date fair value options transferred to share incentive plan | $	$ 1.96
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	43,813,426	48,104,542	24,792,940
Granted	837,458	1,958,914	24,957,454
Exercised	(5,265,754)	(3,851,238)	(566,612)
Forfeited	(718,272)	(2,398,792)	(1,079,240)
Transferred to 2024 Share Incentive Plan	(38,666,858)
Number of options outstanding ending balance	0	43,813,426	48,104,542
Number of options Vested and expected to vest		42,189,736	45,601,007
Number of options exercisable		21,062,538	14,272,122
Number of options non vested		22,750,888	33,832,420
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 3.74	$ 3.65	$ 5.24
Weighted-average exercise price options Vested and expected to vest | $ / shares		3.77	3.68
Weighted-average exercise price options granted | $ / shares	5.26	3.81	2.05
Weighted-average exercise price options exercised | $ / shares	2.81	2.16	0.68
Weighted-average exercise price options forfeited | $ / shares	2.53	4.49	4.78
Weighted-average exercise price options transferred to 2024 share incentive plan | $ / shares	3.92
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0	3.74	3.65
Weighted-average exercise price options exercisable | $ / shares		4.65	4.93
Weighted-average exercise price options non vested | $ / shares		$ 2.9	$ 3.11
Weighted-average grant date fair value options outstanding beginning balance | $	$ 1.93	$ 1.89	$ 2.79
Weighted-average grant date fair value options granted | $	3.07	2.18	1.02
Weighted-average grant date fair value options exercised | $	1.46	1.42	2.67
Weighted-average grant date fair value options forfeited | $	1.33	2.15	2.25
Weighted-average grant date fair value options outstanding ending balance | $	0	1.93	1.89
Weighted-average grant date fair value options vested and expected to vest | $		1.94	1.91
Weighted-average grant date fair value options exercisable | $		2.42	2.75
Weighted-average grant date fair value options transferred to share incentive plan | $	$ 2,030,000.00
Weighted-average grant date fair value options non vested | $		$ 1.47	$ 1.52
2024 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	0
Transferred from other plans	39,422,580
Granted	483,372
Exercised	(2,372,196)
Forfeited	(778,380)
Number of options outstanding ending balance	36,755,376	0
Number of options Vested and expected to vest	35,878,888
Number of options exercisable	23,228,552
Number of options non vested	13,526,824
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0
Weighted-average exercise price options Vested and expected to vest | $ / shares	3.94
Weighted average exercise price of share options transferred from other plans | $ / shares	3.85
Weighted-average exercise price options granted | $ / shares	7.5
Weighted-average exercise price options exercised | $ / shares	3.14
Weighted-average exercise price options forfeited | $ / shares	5.3
Weighted-average exercise price options outstanding ending balance | $ / shares	3.92	$ 0
Weighted-average exercise price options exercisable | $ / shares	4.44
Weighted-average exercise price options non vested | $ / shares	$ 3.02
Weighted-average grant date fair value options outstanding beginning balance | $	$ 0
Weighted average grant date fair value of share options transferred from share incentive plans | $	2.02
Weighted-average grant date fair value options granted | $	4.08
Weighted-average grant date fair value options exercised | $	1.75
Weighted-average grant date fair value options forfeited | $	2.34
Weighted-average grant date fair value options outstanding ending balance | $	2,060,000.00	$ 0
Weighted-average grant date fair value options vested and expected to vest | $	2,070,000.00
Weighted-average grant date fair value options exercisable | $	2,330,000
Weighted-average grant date fair value options non vested | $	$ 1.61